CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Jun. 30, 2017	Dec. 31, 2016
Ordinary shares, par value per share	₪ 7.2	₪ 7.2
Ordinary shares, shares authorized	5,000,000	5,000,000
Ordinary shares, shares issued	2,588,086	1,842,704
Ordinary shares, shares outstanding	2,588,086	1,842,704